Commitments and Contingent Liabilities - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2012 Employees	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2013 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Lease expiration period									2015	2023
Rent expense		$ 7,916,000		$ 7,878,000	$ 7,410,000
Number of defendants in Korean subsidiary litigation	6
Criminal fine received				10,000
Legal expense-net						500,000		4,000,000
Income in connection with litigation							1,600,000
Insurance reimbursement						1,700,000	4,900,000	1,600,000
Assessed penalty charges		$ 1,360,000	1,500,000,000
Foreign currency exchange rate		1,099	1,099